Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Total		Compensation Actually Paid (3)		Average Summary	Average Compensation	Value of Fixed $100 Investment based on:		GAAP
Fiscal Year (1)	John C. Corbett ($) (2)	Robert R. Hill, Jr. ($) (2)	John C. Corbett ($) (4)	Robert R. Hill, Jr. ($) (4)	Compensation Total for Non- PEO NEOs ($) (5)	Actually Paid for Non- PEO NEOs ($) (6)	Company TSR ($) (7)	Peer Group TSR ($) (8)	Net Income (Loss) ($M) (9)	Adjusted PPNR ($) (10)
2023	5,166,659	—	6,000,069	—	2,784,360	2,855,622	108	116	494	784
2022	5,374,483	—	6,398,334	—	2,490,730	2,832,485	95	106	496	746
2021	5,311,551	—	6,003,122	—	3,067,288	3,411,157	97	117	476	518
2020	1,632,376	12,889,221	6,265,904	12,690,699	2,345,769	2,397,420	86	88	121	465
(1)	The Pay Versus Performance table reflects required disclosures for fiscal years 2023, 2022, 2021 and 2020.
(2)

For fiscal years 2023, 2022, and 2021, Mr. Corbett was the sole Principle Executive Officer (“PEO”) of the Company. For fiscal year 2020, both Messrs. Corbett and Hill served as PEO. Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill (Former CEO), and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs.

(3)

The Compensation Actually Paid (“CAP”) for each year was calculated beginning with the applicable Summary Compensation Table (“SCT”) total as set forth on page 49, less the amounts reported in the SCT for stock-based awards (RSUs and PSUs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end, plus the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the dollar value of any dividends or other earnings paid on awards in the covered fiscal year prior to the vesting date that are not otherwise included in another component of total compensation for such fiscal year, plus an amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation. Fair values were computed in accordance with ASC 718 as of the applicable valuation date and take into account any excess fair value as a result of the TBV Growth Adjustment.

(4)

Amounts reported in these columns represent the CAP for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill. Adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments made to the 2023 SCT amounts to calculate CAP for our PEO, Mr. Corbett, and for the average of the Non-PEO NEOs is set forth in the following tables. For purposes of the tables, “EOY” means End of Year, and “BOY” means Beginning of Year.

PEO (Corbett) SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2023	5,166,659	(2,746,330)	3,579,740	6,000,069
(i)	Represents the grant date fair value of equity-based awards granted each year as reported in the SCT.
(ii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown as follows:

Supplemental PEO (Corbett) Equity Component of CAP

Year	SCT Total for PEO ($)	(Less) SCT Equity for PEO ($)	Plus (Less) Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)r	Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	PEO CAP ($)
2023	5,166,659	(2,746,330)	3,045,267	646,626	(317,962)	205,809	6,000,069
(5)

Each of the three fiscal years presented includes the average SCT totals of the Non-PEO NEOs as applicable in each reporting year. Fiscal year 2023 includes Messrs. Hill, Matthews, Murray and Young, and Ms. Brooks. Fiscal year 2022 includes Messrs. Hill, Matthews, Williams, and Young. Fiscal year 2021 includes Messrs. Hill, Matthews and Young, and Ms. Brooks. Fiscal year 2020 includes Messrs. Matthews, Goettee, Lapointe, and Pollok, and Ms. Brooks.

(6)	Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2023	2,784,360	(603,918)	675,180	2,855,622
(i)	Represents the average of the non-PEO NEOs’ grant date fair value of equity-based awards granted each year as reported in the SCT.
(ii)	The additions to the SCT Total reflect the average of the non-PEO NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown as follows:

Supplemental Non-PEO Average Equity Component of CAP for Fiscal Year 2023

Year	SCT Total for Non-PEO NEO ($)	(Less) SCT Equity for Non- PEO NEO ($)	Plus (Less) EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)	Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Non-PEO NEO CAP ($)
2023	2,784,360	(603,918)	669,655	120,046	(152,730)	38,210	2,855,622
(7)

This amount represents the cumulative TSR based on an initial fixed $100 investment in SouthState common stock for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2023, 2022, 2021, and 2020, respectively, assuming in each case reinvestment of all dividends, calculated in accordance with Item 201(e) of the Regulation S-K. TSR is calculated by dividing the difference between the price of the Company’s common stock at the end and the beginning of the measurement period by the price of the Company’s common stock at the beginning of the measurement period.

(8)	The peer group for purposes of this table is the KBW Nasdaq Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.
(9)

This amount represents the Company’s GAAP Net Income (Loss) Attributable to SouthState (in millions) as disclosed in SouthState’s Annual Reports on Form 10-K for each applicable fiscal year-end 2023, 2022, 2021, and 2020.

(10)

Adjusted PPNR has been selected as the Company Selected Measure because the Company believes it is the most important measure linked to compensation actually paid, has a close association with the Company’s share price and TSR, and has been and is expected to continue to be a performance metric that is important to the Company and our stockholders. Adjusted PPNR is a non-GAAP financial measure that equals net income before income tax and provision for credit losses (including unfunded commitments) and excludes the impact of branch consolidation, gains or losses on AFS securities, and other one-time adjustments such as extinguishment of debt cost, income tax benefit/cost related to the carryback of tax losses under the CARES Act, and adjustments (positive or negative) resulting from federal and state tax examinations for tax years outside of the measurement period. See reconciliation of GAAP to Non-GAAP measures in Appendix A.

Company Selected Measure Name	Adjusted PPNR
Named Executive Officers, Footnote
(2)

For fiscal years 2023, 2022, and 2021, Mr. Corbett was the sole Principle Executive Officer (“PEO”) of the Company. For fiscal year 2020, both Messrs. Corbett and Hill served as PEO. Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill (Former CEO), and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs.

(5)

Each of the three fiscal years presented includes the average SCT totals of the Non-PEO NEOs as applicable in each reporting year. Fiscal year 2023 includes Messrs. Hill, Matthews, Murray and Young, and Ms. Brooks. Fiscal year 2022 includes Messrs. Hill, Matthews, Williams, and Young. Fiscal year 2021 includes Messrs. Hill, Matthews and Young, and Ms. Brooks. Fiscal year 2020 includes Messrs. Matthews, Goettee, Lapointe, and Pollok, and Ms. Brooks.

Peer Group Issuers, Footnote
(8)	The peer group for purposes of this table is the KBW Nasdaq Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
(4)

Amounts reported in these columns represent the CAP for the applicable year in the case of our PEOs, Mr. Corbett and Mr. Hill. Adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments made to the 2023 SCT amounts to calculate CAP for our PEO, Mr. Corbett, and for the average of the Non-PEO NEOs is set forth in the following tables. For purposes of the tables, “EOY” means End of Year, and “BOY” means Beginning of Year.

PEO (Corbett) SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2023	5,166,659	(2,746,330)	3,579,740	6,000,069
(i)	Represents the grant date fair value of equity-based awards granted each year as reported in the SCT.
(ii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown as follows:

Supplemental PEO (Corbett) Equity Component of CAP

Year	SCT Total for PEO ($)	(Less) SCT Equity for PEO ($)	Plus (Less) Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)r	Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	PEO CAP ($)
2023	5,166,659	(2,746,330)	3,045,267	646,626	(317,962)	205,809	6,000,069

Non-PEO NEO Average Total Compensation Amount	$ 2,784,360	$ 2,490,730	$ 3,067,288	$ 2,345,769
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,855,622	2,832,485	3,411,157	2,397,420
Adjustment to Non-PEO NEO Compensation Footnote
(6)	Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT (i)	Additions to SCT Total (ii)	CAP ($)
2023	2,784,360	(603,918)	675,180	2,855,622
(i)	Represents the average of the non-PEO NEOs’ grant date fair value of equity-based awards granted each year as reported in the SCT.
(ii)	The additions to the SCT Total reflect the average of the non-PEO NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown as follows:

Supplemental Non-PEO Average Equity Component of CAP for Fiscal Year 2023

Year	SCT Total for Non-PEO NEO ($)	(Less) SCT Equity for Non- PEO NEO ($)	Plus (Less) EOY Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY ($)	Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Non-PEO NEO CAP ($)
2023	2,784,360	(603,918)	669,655	120,046	(152,730)	38,210	2,855,622

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation to performance:

Most Important Performance Measures (unranked)
Adjusted PPNR
Tangible Book Value/Share
Return on Average Tangible Common Equity
SouthState's Share Price

Total Shareholder Return Amount	$ 108	95	97	86
Peer Group Total Shareholder Return Amount	116	106	117	88
Net Income (Loss)	$ 494,000,000	$ 496,000,000	$ 476,000,000	$ 121,000,000
Company Selected Measure Amount	784,000,000	746,000,000	518,000,000	465,000,000
PEO Name	Mr. Corbett
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted PPNR
Non-GAAP Measure Description
(10)

Adjusted PPNR has been selected as the Company Selected Measure because the Company believes it is the most important measure linked to compensation actually paid, has a close association with the Company’s share price and TSR, and has been and is expected to continue to be a performance metric that is important to the Company and our stockholders. Adjusted PPNR is a non-GAAP financial measure that equals net income before income tax and provision for credit losses (including unfunded commitments) and excludes the impact of branch consolidation, gains or losses on AFS securities, and other one-time adjustments such as extinguishment of debt cost, income tax benefit/cost related to the carryback of tax losses under the CARES Act, and adjustments (positive or negative) resulting from federal and state tax examinations for tax years outside of the measurement period. See reconciliation of GAAP to Non-GAAP measures in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Tangible Book Value/Share
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity
Measure:: 4
Pay vs Performance Disclosure
Name	SouthState's Share Price
John C. Corbett
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,166,659	$ 5,374,483	$ 5,311,551	$ 1,632,376
PEO Actually Paid Compensation Amount	6,000,069	$ 6,398,334	$ 6,003,122	6,265,904
Robert R. Hill, Jr.
Pay vs Performance Disclosure
PEO Total Compensation Amount				12,889,221
PEO Actually Paid Compensation Amount				$ 12,690,699
PEO | John C. Corbett | Deductions from SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,746,330)
PEO | John C. Corbett | Additions to SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,579,740
PEO | John C. Corbett | Plus (Less) Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,045,267
PEO | John C. Corbett | Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	646,626
PEO | John C. Corbett | Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,962)
PEO | John C. Corbett | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,809
Non-PEO NEO | Deductions from SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(603,918)
Non-PEO NEO | Additions to SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	675,180
Non-PEO NEO | Plus (Less) Fair Value of Equity Awards Granted During Fiscal Year Outstanding and Unvested at EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,655
Non-PEO NEO | Plus (Less) Change from BOY to EOY in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,046
Non-PEO NEO | Plus (Less) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,730)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,210